Summary Prospectus February 29, 2012, as supplemented July 2, 2012

ING Diversified International Fund

Class / Ticker	A/IFFAX; B/IFFBX; C/IFFCX; I/IFFIX; O/IFFOX; R/IFFRX; W/IDFWX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. For free paper or electronic copies of the Prospectus and other Fund information (including the Statement of Additional Information and most recent financial report to shareholders), go to www.INGFunds.com/literature; email a request to Literature_request@INGFunds.com; call 1-800-992-0180; or ask your salesperson, financial intermediary, or retirement plan administrator. The Fund’s Prospectus and Statement of Additional Information, each dated February 29, 2012, as supplemented, and the audited financial statements on pages 49-115 of the Fund’s shareholder report dated October 31, 2011 are incorporated into this Summary Prospectus by reference and may be obtained free of charge at the website, phone number, or e-mail address noted above.

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long term growth of capital.

FEES AND EXPENSES OF THE FUND

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 26) or the Statement of Additional Information (page 102).

Shareholder Fees

Fees paid directly from your investment

Class	Maximum sales charge (load) as a % of offering price	Maximum deferred sales charge as a % of purchase or sales price, whichever is less
A	5.75	None(1)
B	None	5.00
C	None	1.00
I	None	None
O	None	None
R	None	None
W	None	None

Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

Class	A	B	C	I
Management Fees %	0.00	0.00	0.00	0.00
Distribution and/or Shareholder Services (12b-1) Fees %	0.25	1.00	1.00	None
Administrative Services Fees %	0.10	0.10	0.10	0.10
Other Expenses %	0.33	0.33	0.33	0.18
Acquired Fund Fees and Expenses %	1.12	1.12	1.12	1.12
Total Annual Fund Operating Expenses(2)%	1.80	2.55	2.55	1.40
Waivers and Reimbursements(3)%	(0.15)	(0.15)	(0.15)	(0.00)
Total Annual Fund Operating Expenses after Waivers and Reimbursements %	1.65	2.40	2.40	1.40

Class		O	R	W
Management Fees	%	0.00	0.00	0.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	0.50	None
Administrative Services Fees	%	0.10	0.10	0.10
Other Expenses	%	0.33	0.33	0.33
Acquired Fund Fees and Expenses	%	1.12	1.12	1.12
Total Annual Fund Operating Expenses(2)%		1.80	2.05	1.55
Waivers and Reimbursements(3)%		(0.15)	(0.15)	(0.15)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.65	1.90	1.40

(1)   A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)   Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(3)   The adviser is contractually obligated to limit expenses to 1.65%, 2.40%, 2.40%, 1.40%, 1.65%, 1.90%, and 1.40% for Class A, Class B, Class C, Class I, Class O, Class R, and Class W shares, respectively, through March 1, 2013; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Expense Examples $

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your

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investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$733	1,095	1,481	2,558
B	Sold	$743	1,079	1,542	2,691
	Held	$243	779	1,342	2,691
C	Sold	$343	779	1,342	2,874
	Held	$243	779	1,342	2,874
I	Sold or Held	$143	443	766	1,680
O	Sold or Held	$168	552	961	2,104
R	Sold or Held	$193	628	1,090	2,367
W	Sold or Held	$143	475	831	1,833

The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a combination of other ING Funds (“Underlying Funds”) that, in turn, invest in foreign equity securities of issuers located in a number of different countries, other than the United States. The Fund seeks to diversify its holdings internationally by including Underlying Funds that invest in companies of all market capitalizations; Underlying Funds that invest using a growth, value, or blend style, and Underlying Funds that invest in companies in both developed countries and countries with emerging securities markets. The Fund may invest in derivative instruments, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps) to make tactical allocations, as a substitute for taking a position in the underlying asset, and to assist in managing cash. The Fund may hold cash and cash equivalents. The Fund’s current approximate target allocations (expressed as a percentage of its net assets) among the Underlying Funds are set out below. As these target allocations are as of the date of this Prospectus, the actual allocations of the Fund’s assets may deviate from the percentages shown: international core - 40%; international growth - 20%; international value - 20%; international small cap - 5%; and emerging markets - 15%. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposure to these asset classes will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Fund may also allocate to international real estate in the future. There can be no assurance that this allocation will occur.

The Fund may be rebalanced periodically to return to the target allocation, and inflows and outflows may be managed to attain the target allocation. The Fund’s target allocation may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations fall in the range of 10% relative to the current Target Allocations. The adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, to achieve its investment objective, or to take advantage of particular opportunities.

PRINCIPAL RISKS

You could lose money on an investment in the Fund. The value of your investment in the Fund changes with the values of the Underlying Funds and their investments. Any of the following risks, among others, could affect the Fund’s or an Underlying Fund’s performance or cause the Fund or an Underlying Fund to lose money or to underperform market averages of other funds.

Asset Allocation   Assets will be allocated among Underlying Funds and markets based on judgments by the Adviser. There is a risk that the Fund may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Currency   To the extent that an Underlying Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund or an Underlying Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Underlying Funds experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments. Foreign investment risks typically are greater in developing and emerging markets than in developed markets.

Summary Prospectus	2 of 4	ING Diversified International Fund

Liquidity   If a security is illiquid, an Underlying Fund might be unable to sell the security at a time when the Underlying Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Underlying Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount an Underlying Fund could realize upon disposition. An Underlying Fund may make investments that become less liquid in response to market developments or adverse investor perception. An Underlying Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Underlying Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Underlying Funds invest. Rather, the market could favor securities to which the Underlying Funds are not exposed or may not favor equities at all.

Market Capitalization   Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Underlying Funds that invest in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund or an Underlying Fund may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund and a proportionate share of the expenses of each Underlying Fund.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)   Investing in real estate companies and REITs may subject an Underlying Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.

Calendar Year Total Returns Class A

(as of December 31 of each year)

Best quarter: 2nd 2009, 26.94% and Worst quarter: 4th 2008, (21.79)%

Summary Prospectus	3 of 4	ING Diversified International Fund

Average Annual Total Returns%

(for the periods ended December 31, 2011)

		1 Yr	5 Yrs (or since inception)		10 Yrs (or since inception)		Inception Date
Class A before taxes	%	(19.99)	(6.08)		(1.54)		12/21/05
After tax on distributions	%	(20.14)	(6.80)		(2.17)		—
After tax on distributions with sale	%	(12.78)	(5.36)		(1.56)		—
MSCI ACW IndexSM Ex-U.S.(1)%		(13.71)	(2.92)		1.48	(2)	—
Class B before taxes	%	(19.92)	(5.99)		(1.30)		12/21/05
MSCI ACW IndexSM Ex-U.S.(1)%		(13.71)	(2.92)		1.48	(2)	—
Class C before taxes	%	(16.59)	(5.70)		(1.33)		12/21/05
MSCI ACW IndexSM Ex-U.S.(1)%		(13.71)	(2.92)		1.48	(2)	—
Class I before taxes	%	(14.94)	(4.76)		(0.36)		12/21/05
MSCI ACW IndexSM Ex-U.S.(1)%		(13.71)	(2.92)		1.48	(2)	—
Class O before taxes	%	(15.10)	(8.69)		N/A		06/04/08
MSCI ACW IndexSM Ex-U.S.(1)%		(13.71)	(7.54	)(2)	N/A		—
Class R before taxes	%	(15.33)	(5.18)		(4.85)		12/12/06
MSCI ACW IndexSM Ex-U.S.(1)%		(13.71)	(2.92)		(2.29	)(2)	—
Class W before taxes	%	(14.87)	(6.29)		N/A		02/12/08
MSCI ACW IndexSM Ex-U.S.(1)%		(13.71)	(4.99	)(2)	N/A		—

(1)   The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)   Reflects index performance since the date closest to the Class’ inception for which data is available.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.

PORTFOLIO MANAGEMENT

Investment Adviser	ING Investments, LLC
Asset Allocation Committee
William A. Evans, CFA	Heather Hackett, CFA
Committee Member (since 12/05)	Committee Member (since 08/09)
Paul Zemsky, CFA
Committee Member (since 12/05)

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold on any business day (normally any day when the New York Stock Exchange is open). You can buy or sell shares of the Fund through a broker-dealer or other financial intermediary; by visiting our website at www.INGInvestment.com; by writing to us at ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, Arizona 85258; or by calling us at 1-800-992-0180.

Minimum Initial Investment $ by share class

Class	A, C	I	O	R	W
Non-retirement accounts	$1,000	250,000	1,000	—	1,000
Retirement accounts	$250	250,000	250	—	1,000
Certain omnibus accounts	$250	—	—	—	—
Pre-Authorized Investment Plan	$1,000	—	1,000	—	—

There are no minimums for additional investments except that the Pre-Authorized Investment Plan requires a monthly investment of at least $100. For Class O shares, if you are unable to invest at least $1,000 ($250 for retirement accounts/Coverdell Education Savings Accounts), you may open your account for $100 and $100 per month using the Automatic Investment Plan. This allows you to invest regular amounts at regular intervals until you reach the required initial minimum.

TAX INFORMATION

The Fund intends to make distributions that may be taxable as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus	4 of 4	SPRO-UDIF (0712-070212)